AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Amortized Cost and Fair Value, by Contractual Maturity, of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Amortized Cost
Due in one year or less	$ 1,558
Due after one year through five years	14,385
Due after five years through ten years	9,937
Due after ten years	15,390
Total	41,270
Total	52,808	$ 19,341
Fair Value
Due in one year or less	1,556
Due after one year through five years	14,314
Due after five years through ten years	9,714
Due after ten years	15,416
Total	41,000
Total	52,597	18,777
Residential mortgage-backed securities
Amortized Cost
Securities	1,292
Total	1,292	367
Fair Value
Securities	1,309
Total	1,309	376
Commercial mortgage-backed securities
Amortized Cost
Securities	3,450
Total	3,450	750
Fair Value
Securities	3,463
Total	3,463	726
Collateralized debt securities
Amortized Cost
Securities	6,796
Total	6,796	1,311
Fair Value
Securities	6,825
Total	$ 6,825	$ 1,302